SCHEDULE OF INTANGIBLE ASSETS ADJUSTMENTS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Indefinite-Lived Intangible Assets [Line Items]
Intangible assets cost	$ 2,254,486	$ 2,254,486
Amortization	(60,278)	(16,528)
Intangible assets net	$ 2,194,208	$ 2,237,958
Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023	Sep. 18, 2023
Intangible assets cost	$ 1,404,486	$ 1,404,486
Amortization
Intangible assets net	$ 1,404,486	$ 1,404,486
Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023	Sep. 18, 2023
Intangible assets cost	$ 150,000	$ 150,000
Amortization	(8,611)	(2,361)
Intangible assets net	$ 141,389	$ 147,639
Useful life	18 years	18 years
Customer Relationships [Member]
Indefinite-Lived Intangible Assets [Line Items]
Date acquired	Sep. 18, 2023	Sep. 18, 2023
Intangible assets cost	$ 700,000	$ 700,000
Amortization	(51,667)	(14,167)
Intangible assets net	$ 648,333	$ 685,833
Useful life	14 years	14 years